UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00579

T. Rowe Price Growth Stock Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Growth Stock Fund

Investor Class (PRGFX)

This semi-annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Investor Class	$33	0.66%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$50,117,582
Number of Portfolio Holdings	114
Table Summary

Portfolio Turnover Rate	30.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	53.6%
Communication Services	17.5
Consumer Discretionary	7.6
Industrials & Business Services	7.6
Health Care	6.1
Financials	5.5
Materials	1.2
Real Estate	0.6
Consumer Staples	0.2
Other	0.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	13.5%
Alphabet	11.6
Apple	5.7
Broadcom	5.6
Microsoft	4.0
Advanced Micro Devices	3.8
Micron Technology	3.8
Eli Lilly	3.3
Meta Platforms	3.1
Tesla	2.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F40-053 8/26

Growth Stock Fund

Investor Class (PRGFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Growth Stock Fund

Advisor Class (TRSAX)

This semi-annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Advisor Class	$47	0.93%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$50,117,582
Number of Portfolio Holdings	114
Table Summary

Portfolio Turnover Rate	30.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	53.6%
Communication Services	17.5
Consumer Discretionary	7.6
Industrials & Business Services	7.6
Health Care	6.1
Financials	5.5
Materials	1.2
Real Estate	0.6
Consumer Staples	0.2
Other	0.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	13.5%
Alphabet	11.6
Apple	5.7
Broadcom	5.6
Microsoft	4.0
Advanced Micro Devices	3.8
Micron Technology	3.8
Eli Lilly	3.3
Meta Platforms	3.1
Tesla	2.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F240-053 8/26

Growth Stock Fund

Advisor Class (TRSAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Growth Stock Fund

R Class (RRGSX)

This semi-annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - R Class	$59	1.17%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$50,117,582
Number of Portfolio Holdings	114
Table Summary

Portfolio Turnover Rate	30.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	53.6%
Communication Services	17.5
Consumer Discretionary	7.6
Industrials & Business Services	7.6
Health Care	6.1
Financials	5.5
Materials	1.2
Real Estate	0.6
Consumer Staples	0.2
Other	0.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	13.5%
Alphabet	11.6
Apple	5.7
Broadcom	5.6
Microsoft	4.0
Advanced Micro Devices	3.8
Micron Technology	3.8
Eli Lilly	3.3
Meta Platforms	3.1
Tesla	2.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F440-053 8/26

Growth Stock Fund

R Class (RRGSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Growth Stock Fund

I Class (PRUFX)

This semi-annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - I Class	$26	0.52%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$50,117,582
Number of Portfolio Holdings	114
Table Summary

Portfolio Turnover Rate	30.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	53.6%
Communication Services	17.5
Consumer Discretionary	7.6
Industrials & Business Services	7.6
Health Care	6.1
Financials	5.5
Materials	1.2
Real Estate	0.6
Consumer Staples	0.2
Other	0.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	13.5%
Alphabet	11.6
Apple	5.7
Broadcom	5.6
Microsoft	4.0
Advanced Micro Devices	3.8
Micron Technology	3.8
Eli Lilly	3.3
Meta Platforms	3.1
Tesla	2.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F540-053 8/26

Growth Stock Fund

I Class (PRUFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Growth Stock Fund

Z Class (TRJZX)

This semi-annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$50,117,582
Number of Portfolio Holdings	114
Table Summary

Portfolio Turnover Rate	30.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	53.6%
Communication Services	17.5
Consumer Discretionary	7.6
Industrials & Business Services	7.6
Health Care	6.1
Financials	5.5
Materials	1.2
Real Estate	0.6
Consumer Staples	0.2
Other	0.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	13.5%
Alphabet	11.6
Apple	5.7
Broadcom	5.6
Microsoft	4.0
Advanced Micro Devices	3.8
Micron Technology	3.8
Eli Lilly	3.3
Meta Platforms	3.1
Tesla	2.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1253-053 8/26

Growth Stock Fund

Z Class (TRJZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRGFX Growth Stock Fund
TRSAX Growth Stock Fund–
.
Advisor Class
RRGSX Growth Stock Fund–
.
R Class
PRUFX Growth Stock Fund–
.
I Class
TRJZX Growth Stock Fund–
.
Z Class

T. ROWE PRICE Growth Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 107.54 $ 105.46 $ 86.59 $ 61.61 $ 106.32 $ 96.94
Investment
activities
Net investment
loss
(1)(2)
(0.16) (0.26) (0.19) (0.10) (0.21) (0.34)
Net realized and
unrealized gain/
loss 4.01 16.95 26.05 27.97 (42.31) 19.65
Total from
investment
activities 3.85 16.69 25.86 27.87 (42.52) 19.31
Distributions
Net realized gain — (14.61) (6.99) (2.89) (2.19) (9.93)
NET ASSET
VALUE
End of period $ 111.39 $ 107.54 $ 105.46 $ 86.59 $ 61.61 $ 106.32

T. ROWE PRICE Growth Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
3.58% 15.65% 29.59% 45.27% (40.14)% 20.03%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.66%
(4)
0.66% 0.65% 0.65% 0.67% 0.63%
Net expenses
after waivers/
payments by
Price Associates 0.66%
(4)
0.66% 0.65% 0.65% 0.67% 0.63%
Net investment
loss (0.31)%
(4)
(0.24)% (0.19)% (0.13)% (0.27)% (0.31)%
Portfolio turnover
rate 30.3% 35.2% 38.2% 28.9% 25.9% 22.7%
Net assets, end of
period (in millions) $10,027 $11,328 $12,553 $11,966 $10,958 $27,065
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Growth Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 102.15 $ 101.08 $ 83.42 $ 59.59 $ 103.20 $ 94.36
Investment
activities
Net investment
loss
(1)(2)
(0.29) (0.52) (0.44) (0.28) (0.38) (0.63)
Net realized and
unrealized gain/
loss 3.82 16.20 25.09 27.00 (41.04) 19.12
Total from
investment
activities 3.53 15.68 24.65 26.72 (41.42) 18.49
Distributions
Net realized gain — (14.61) (6.99) (2.89) (2.19) (9.65)
NET ASSET
VALUE
End of period $ 105.68 $ 102.15 $ 101.08 $ 83.42 $ 59.59 $ 103.20

T. ROWE PRICE Growth Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
3.46% 15.33% 29.27% 44.88% (40.29)% 19.71%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.93%
(4)
0.92% 0.91% 0.91% 0.92% 0.91%
Net expenses
after waivers/
payments by
Price Associates 0.93%
(4)
0.92% 0.91% 0.91% 0.92% 0.91%
Net investment
loss (0.58)%
(4)
(0.50)% (0.46)% (0.38)% (0.52)% (0.60)%
Portfolio turnover
rate 30.3% 35.2% 38.2% 28.9% 25.9% 22.7%
Net assets, end of
period (in millions) $1,198 $1,305 $1,382 $1,337 $1,547 $3,008
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Growth Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 95.03 $ 95.14 $ 79.03 $ 56.70 $ 98.61 $ 90.58
Investment
activities
Net investment
loss
(1)(2)
(0.38) (0.74) (0.65) (0.46) (0.55) (0.86)
Net realized and
unrealized gain/
loss 3.54 15.24 23.75 25.68 (39.17) 18.32
Total from
investment
activities 3.16 14.50 23.10 25.22 (39.72) 17.46
Distributions
Net realized gain — (14.61) (6.99) (2.89) (2.19) (9.43)
NET ASSET
VALUE
End of period $ 98.19 $ 95.03 $ 95.14 $ 79.03 $ 56.70 $ 98.61

T. ROWE PRICE Growth Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
3.33% 15.04% 28.93% 44.52% (40.44)% 19.39%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.17%
(4)
1.17% 1.16% 1.17% 1.18% 1.17%
Net expenses
after waivers/
payments by
Price Associates 1.17%
(4)
1.17% 1.16% 1.17% 1.18% 1.17%
Net investment
loss (0.82)%
(4)
(0.75)% (0.71)% (0.65)% (0.77)% (0.85)%
Portfolio turnover
rate 30.3% 35.2% 38.2% 28.9% 25.9% 22.7%
Net assets, end of
period (in millions) $659 $676 $697 $659 $561 $1,051
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Growth Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 108.25 $ 105.94 $ 86.85 $ 61.72 $ 106.34 $ 96.98
Investment
activities
Net investment
income (loss)
(1)(2)
(0.09) (0.11) (0.07) —
(3)
(0.08) (0.22)
Net realized and
unrealized gain/
loss 4.05 17.03 26.15 28.02 (42.35) 19.68
Total from
investment
activities 3.96 16.92 26.08 28.02 (42.43) 19.46
Distributions
Net realized gain — (14.61) (6.99) (2.89) (2.19) (10.10)
NET ASSET
VALUE
End of period $ 112.21 $ 108.25 $ 105.94 $ 86.85 $ 61.72 $ 106.34

T. ROWE PRICE Growth Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
3.66% 15.80% 29.76% 45.44% (40.05)% 20.18%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.52%
(5)
0.52% 0.52% 0.53% 0.53% 0.51%
Net expenses
after waivers/
payments by
Price Associates 0.52%
(5)
0.52% 0.52% 0.53% 0.53% 0.51%
Net investment
loss (0.17)%
(5)
(0.10)% (0.07)% (0.00)% (0.11)% (0.20)%
Portfolio turnover
rate 30.3% 35.2% 38.2% 28.9% 25.9% 22.7%
Net assets, end of
period (in millions) $13,105 $14,043 $15,548 $13,355 $12,188 $18,105
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Growth Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 110.15 $ 107.14 $ 87.48 $ 62.05 $ 106.34 $ 96.93
Investment
activities
Net investment
income
(1)(2)
0.19 0.47 0.46 0.40 0.32 0.34
Net realized and
unrealized gain/
loss 4.13 17.29 26.41 28.25 (42.42) 19.69
Total from
investment
activities 4.32 17.76 26.87 28.65 (42.10) 20.03
Distributions
Net investment
income — (0.14) (0.22) (0.33) — —
Net realized gain — (14.61) (6.99) (2.89) (2.19) (10.62)
Total distributions — (14.75) (7.21) (3.22) (2.19) (10.62)
NET ASSET
VALUE
End of period $ 114.47 $ 110.15 $ 107.14 $ 87.48 $ 62.05 $ 106.34

T. ROWE PRICE Growth Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
3.92% 16.40% 30.45% 46.22% (39.74)% 20.79%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.51%
(4)
0.51% 0.51% 0.52% 0.51% 0.51%
Net expenses
after waivers/
payments by
Price Associates 0.00%
(4)
0.00% 0.00% 0.00% 0.00% 0.00%
Net investment
income 0.35%
(4)
0.42% 0.45% 0.52% 0.41% 0.31%
Portfolio turnover
rate 30.3% 35.2% 38.2% 28.9% 25.9% 22.7%
Net assets, end of
period (in millions) $25,129 $22,438 $21,413 $19,640 $16,696 $24,833
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Growth Stock Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.2%
COMMUNICATION SERVICES  16.9%
Diversified Telecommunication Services  0.3%
Space Exploration Technologies, Class A (1) 961,961 164,361
164,361
Entertainment  1.9%
Live Nation Entertainment (1) 370,300 67,806
Netflix (1) 7,978,644 569,675
Spotify Technology (1) 672,918 308,957
946,438
Interactive Media & Services  14.7%
Alphabet, Class A  16,272,231 5,815,207
Meta Platforms, Class A  2,750,242 1,549,184
7,364,391
Total Communication Services 8,475,190
CONSUMER DISCRETIONARY  7.6%
Automobiles  3.0%
Ferrari (2) 349,268 130,029
Tesla (1) 3,271,718 1,376,085
1,506,114
Broadline Retail  1.9%
Amazon.com (1) 2,722,003 648,762
MercadoLibre  (1) 92,382 156,808
Sea, ADR (1) 1,755,781 168,257
973,827
Diversified Consumer Services  0.0%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $44,697 (INR) (1)(3)(4) 28,035 —
—
Hotels, Restaurants & Leisure  2.0%
Booking Holdings  1,924,835 343,083
Chipotle Mexican Grill (1) 3,587,868 121,988
DoorDash , Class A (1) 1,459,872 269,390
Hilton Worldwide Holdings  877,823 290,085
1,024,546
Specialty Retail  0.7%
Carvana (1) 5,612,698 369,428
369,428
Total Consumer Discretionary 3,873,915

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  0.2%
Consumer Staples Distribution & Retail  0.2%
Costco Wholesale  103,916 97,210
Total Consumer Staples 97,210
FINANCIALS  5.4%
Capital Markets  0.6%
iCapital , Acquisition Date: 3/10/25 - 4/17/25, Cost $47,310 (1)
(3)(4) 3,379,389 57,449
Morgan Stanley  1,261,236 263,649
321,098
Financial Services  4.0%
Mastercard, Class A  1,620,518 832,298
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373 (1)
(3)(4) 1,489,660 93,849
Visa, Class A  3,093,063 1,061,199
1,987,346
Insurance  0.8%
Chubb  710,159 241,980
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24 -
12/19/25, Cost $23,686 (1)(3)(4)(5) 23,685,923 31,365
Marsh & McLennan  628,015 104,671
378,016
Total Financials 2,686,460
HEALTH CARE  6.1%
Biotechnology  0.5%
Argenx , ADR (1) 225,019 208,766
Natera  (1) 113,503 30,810
239,576
Health Care Equipment & Supplies  1.5%
Intuitive Surgical (1) 1,253,038 498,308
Medline, Class A (1) 494,388 19,499
Stryker  743,728 234,155
751,962
Health Care Providers & Services  0.4%
UnitedHealth Group  441,763 183,610
183,610
Life Sciences Tools & Services  0.4%
Danaher  804,665 153,273
Thermo Fisher Scientific  136,047 68,208
221,481

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  3.3%
Eli Lilly  1,393,128 1,670,959
1,670,959
Total Health Care 3,067,588
INDUSTRIALS & BUSINESS SERVICES  7.5%
Aerospace & Defense  3.9%
Boeing (1) 1,208,388 261,580
General Electric  2,613,890 976,889
HEICO  483,996 172,395
Howmet Aerospace  1,611,294 433,212
TransDigm Group  72,675 96,806
1,940,882
Commercial Services & Supplies  0.5%
Cintas  1,419,978 241,510
241,510
Electrical Equipment  1.5%
GE Vernova 344,197 404,383
Vertiv Holdings, Class A  1,028,998 344,529
748,912
Ground Transportation  0.3%
Old Dominion Freight Line  704,171 152,523
152,523
Machinery  1.3%
Caterpillar  636,280 677,575
677,575
Total Industrials & Business Services 3,761,402
INFORMATION TECHNOLOGY  48.8%
Communications Equipment  0.7%
Arista Networks (1) 1,047,476 177,945
Ciena  (1) 312,382 153,242
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $106,867 (1)(3)(4) 219,911 —
331,187
Electronic Equipment, Instruments & Components  1.5%
Amphenol, Class A  2,582,629 455,369
Fabrinet (1) 161,410 90,725
Teledyne Technologies (1) 329,550 219,777
765,871

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services  0.5%
Shopify, Class A (1) 2,314,835 264,308
264,308
Semiconductors & Semiconductor Equipment  32.8%
Advanced Micro Devices (1) 3,296,967 1,915,241
Applied Materials  1,323,947 957,214
ASML Holding  215,646 429,015
Broadcom  7,443,521 2,811,790
Cerebras Systems, Class A (1)(2) 138,617 30,634
Lam Research  2,560,714 1,109,634
Micron Technology  1,645,376 1,899,241
NVIDIA  33,859,132 6,774,874
Taiwan Semiconductor Manufacturing, ADR  1,064,282 508,269
16,435,912
Software  7.6%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $77,445 (1)(3)(4) 180,104 123,855
AppLovin , Class A (1) 561,285 289,191
Canva, Class B, Acquisition Date: 12/17/21 - 12/22/21,
Cost $60,709 (1)(3)(4) 35,624 53,309
Celonis , Acquisition Date: 6/17/21, Cost $30,297 (1)(3)(4) 81,931 9,837
Crowdstrike Holdings, Class A (1) 690,546 526,983
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $163,800 (1)(3)(4) 252,548 117,475
HubSpot (1) 279,037 50,927
Intuit  57,676 15,053
Microsoft  5,373,150 2,004,292
Oracle  1,523,461 223,263
Samsara, Class A (1) 3,533,984 114,607
ServiceNow (1) 2,639,117 262,012
3,790,804
Technology Hardware, Storage & Peripherals  5.7%
Apple  9,896,901 2,863,767
2,863,767
Total Information Technology 24,451,849
MATERIALS  0.6%
Chemicals  0.6%
Linde  533,542 276,876
Total Materials 276,876

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  0.6%
Health Care Real Estate Investment Trusts  0.6%
Welltower, REIT  1,235,439 280,408
Total Real Estate 280,408
UTILITIES  0.0%
Independent Power & Renewable Electricity Producer  0.0%
Form Energy, Warrants, 5/1/31, Acquisition Date: 5/4/26,
Cost $— (1)(3)(4) 690,050 6,973
Total Utilities 6,973
Total Miscellaneous Common Stocks  3.5% (6) 1,747,891
Total Common Stocks (Cost $22,509,858) 48,725,762
CONVERTIBLE PREFERRED STOCKS  2.8%
COMMUNICATION SERVICES  0.4%
Interactive Media & Services  0.4%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $30,418 (1)
(3)(4) 617,148 215,648
Total Communication Services 215,648
CONSUMER DISCRETIONARY  0.0%
Diversified Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $125,207 (INR) (1)(3)(4) 38,994 —
Total Consumer Discretionary —
INDUSTRIALS & BUSINESS SERVICES  0.1%
Aerospace & Defense  0.1%
Anduril Industries, Series G, Acquisition Date: 4/17/25,
Cost $9,405 (1)(3)(4) 230,046 15,863
Anduril Industries, Series H, Acquisition Date: 4/28/26 - 5/12/26,
Cost $41,763 (1)(3)(4) 605,680 41,763
Total Industrials & Business Services 57,626
INFORMATION TECHNOLOGY  1.7%
Semiconductors & Semiconductor Equipment  0.1%
Lightmatter , Series B-1, Acquisition Date: 12/16/24,
Cost $16,159 (1)(3)(4) 259,577 21,659
Lightmatter , Series D, Acquisition Date: 10/11/24,
Cost $30,306 (1)(3)(4) 377,744 31,519
53,178

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Software  1.6%
Anthropic, Series H-1, Acquisition Date: 5/28/26,
Cost $68,684 (1)(3)(4) 116,609 68,684
Canva, Series A, Acquisition Date: 12/17/21, Cost $2,400 (1)
(3)(4) 1,408 2,107
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $995 (1)
(3)(4) 584 874
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $99 (1)(3)
(4) 58 87
Celonis , Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $90,023 (1)(3)(4) 243,443 29,228
Databricks, Series I, Acquisition Date: 9/14/23,
Cost $113,591 (1)(3)(4) 1,545,458 344,235
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $1,974 (1)(3)(4) 21,342 4,754
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269 (1)(3)(4) 6,914,757 104,413
Nuro, Series D, Acquisition Date: 10/29/21, Cost $33,950 (1)
(3)(4) 1,628,640 24,902
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $16,690 (1)
(3)(4) 54,389 37,402
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $23,310 (1)
(3)(4) 33,896 23,310
Rappi , Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(3)(4) 1,337,376 23,765
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003 (1)
(3)(4) 640,558 125,594
789,355
Total Information Technology 842,533
MATERIALS  0.5%
Chemicals  0.4%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $72,936 (1)(3)(4) 1,538,629 72,423
Redwood Materials, Series D, Acquisition Date: 6/17/22 -
6/2/23, Cost $50,290 (1)(3)(4) 1,065,590 50,157
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505 (1)
(3)(4) 1,320,595 19,902
Sila Nano, Series G, Acquisition Date: 6/26/24,
Cost $40,466 (1)(3)(4) 2,464,915 32,364
174,846

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining  0.1%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $50,022 (1)(3)(4) 588,819 66,308
66,308
Total Materials 241,154
UTILITIES  0.1%
Independent Power & Renewable Electricity
Producers  0.1%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $48,323 (1)(3)(4) 1,998,146 48,323
Total Utilities 48,323
Total Convertible Preferred Stocks (Cost $1,146,691) 1,405,284
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 3.69% (5)(7) 197,198 197
Total Short-Term Investments (Cost $197) 197
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.66% (5)(7) 110,734,667 110,735
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 110,735
Total Securities Lending Collateral (Cost $110,735) 110,735
Total Investments in Securities
100.2% of Net Assets
(Cost $23,767,481) $ 50,241,978
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at June 30, 2026.
(3) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Growth Stock Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,899,396 and represents 3.8% of net assets.
(5) Affiliated Companies
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
INR Indian Rupee
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Gallop Holdings - Ascot Group  $ — $ — $ —
T. Rowe Price Government Reserve Fund,
3.69% — — 1,107
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ —# $ — $ 1,107+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
Gallop Holdings - Ascot Group  $ 31,365 $ — $ — $ 31,365
T. Rowe Price Government
Reserve Fund, 3.69% 79,472  ¤  ¤ 197
T. Rowe Price Treasury
Reserve Fund, 3.66% 97,635  ¤  ¤ 110,735
Total $ 142,297^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $1,107 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $134,618.

T. ROWE PRICE Growth Stock Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $23,767,481) $ 50,241,978
Receivable for investment securities sold 226,515
Receivable for shares sold 94,803
Due from affiliates 9,877
Dividends receivable 3,998
Foreign currency (cost $1) 1
Other assets 899
Total assets 50,578,071
Liabilities
Payable for investment securities purchased 196,042
Payable for shares redeemed 118,638
Obligation to return securities lending collateral 110,735
Investment management fees payable 20,807
Payable to directors 27
Other liabilities 14,240
Total liabilities 460,489
NET ASSETS $ 50,117,582

T. ROWE PRICE Growth Stock Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 34,951,167
Paid-in capital applicable to 444,358,071 shares of $1.00
par value capital stock outstanding; 3,000,000,000 shares
authorized 15,166,415
NET ASSETS $ 50,117,582
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $10,027,352; Shares outstanding:
90,016,190) $ 111.39
Advisor Class
(Net assets: $1,198,083; Shares outstanding: 11,336,753) $ 105.68
R Class
(Net assets: $658,774; Shares outstanding: 6,709,107) $ 98.19
I Class
(Net assets: $13,104,570; Shares outstanding:
116,782,530) $ 112.21
Z Class
(Net assets: $25,128,803; Shares outstanding:
219,513,491) $ 114.47

T. ROWE PRICE Growth Stock Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $821) $ 84,168
Securities lending 169
Other 40
Total income 84,377
Expenses
Investment management 121,465
Shareholder servicing
Investor Class $ 7,421
Advisor Class 992
R Class 510
I Class 831 9,754
Rule 12b-1 fees
Advisor Class 1,472
R Class 1,596 3,068
Prospectus and shareholder reports
Investor Class 83
Advisor Class 4
R Class 4
I Class 73
Z Class 1 165
Custody and accounting 558
Registration 109
Directors 66
Legal and audit 30
Miscellaneous 150
Waived / paid by Price Associates (58,866)
Total expenses 76,499
Net investment income 7,878

T. ROWE PRICE Growth Stock Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 7,210,278
Foreign currency transactions (87)
Net realized gain 7,210,191
Change in net unrealized gain / loss
Securities (5,399,249)
Other assets and liabilities denominated in foreign currencies (20)
Change in net unrealized gain / loss (5,399,269)
Net realized and unrealized gain / loss 1,810,922
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,818,800

T. ROWE PRICE Growth Stock Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 7,878 $ 34,034
Net realized gain 7,210,191 9,359,206
Change in net unrealized gain / loss (5,399,269) (1,976,581)
Increase in net assets from operations 1,818,800 7,416,659
Distributions to shareholders
Net earnings
Investor Class – (1,395,728)
Advisor Class – (165,978)
R Class – (90,769)
I Class – (1,732,681)
Z Class – (2,632,378)
Decrease in net assets from distributions – (6,017,534)
Capital share transactions
*
Shares sold
Investor Class 1,844,663 757,670
Advisor Class 21,698 86,582
R Class 24,548 50,536
I Class 494,435 1,276,597
Z Class 3,135,823 1,133,648
Distributions reinvested
Investor Class – 1,335,969
Advisor Class – 164,474
R Class – 90,769
I Class – 1,491,319
Z Class – 2,632,378
Shares redeemed
Investor Class (3,444,762) (3,626,187)
Advisor Class (165,698) (343,573)
R Class (62,698) (164,950)
I Class (1,872,545) (4,694,010)
Z Class (1,466,491) (3,394,060)
Decrease in net assets from capital share
transactions (1,491,027) (3,202,838)

T. ROWE PRICE Growth Stock Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase (decrease) during period 327,773 (1,803,713)
Beginning of period 49,789,809 51,593,522
End of period $ 50,117,582 $ 49,789,809
*Share information (000s)
Shares sold
Investor Class 16,918 7,006
Advisor Class 218 840
R Class 265 518
I Class 4,684 11,914
Z Class 29,254 10,186
Distributions reinvested
Investor Class – 12,267
Advisor Class – 1,590
R Class – 943
I Class – 13,604
Z Class – 23,605
Shares redeemed
Investor Class (32,245) (32,957)
Advisor Class (1,653) (3,332)
R Class (670) (1,676)
I Class (17,619) (42,559)
Z Class (13,440) (29,947)
Decrease in shares outstanding (14,288) (27,998)

T. ROWE PRICE Growth Stock Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Growth Stock Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Growth Stock
Fund, Inc. (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term capital growth through investments in stocks. The fund has five classes of shares:
the Growth Stock Fund, Inc. (Investor Class), the Growth Stock Fund–
Advisor Class (Advisor Class), the Growth Stock Fund–R Class (R Class),
the Growth Stock Fund–I Class (I Class) and the Growth Stock Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Growth Stock Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified

T. ROWE PRICE Growth Stock Fund

from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the fund realized $1,455,657,000 of net gain on
$1,673,156,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Growth Stock Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses

T. ROWE PRICE Growth Stock Fund

information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at June 30, 2026, totaled $(289,809,000) for the six months ended June 30, 2026.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 48,231,650 $ — $ 494,112 $ 48,725,762
Convertible Preferred Stocks — — 1,405,284 1,405,284
Short-Term Investments 197 — — 197
Securities Lending Collateral 110,735 — — 110,735
Total $ 48,342,582 $ — $ 1,899,396 $ 50,241,978
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/26
Investment in Securities
Common Stocks $ 431,287 $ 62,825 $ — $ — $ 494,112
Convertible Preferred
Stocks 1,722,109 100,528 133,757 (551,110) 1,405,284
Total $ 2,153,396 $ 163,353 $ 133,757 $ (551,110) $ 1,899,396

T. ROWE PRICE Growth Stock Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities Value (000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 494,112 Recent
comparable
transaction
price(s)
-# -# -# -#
Discount
for lack of
recoverability
-# -# -#
Market
comparable
Enterprise
value to sales
multiple
4.6x
- 9.6x
5.9x Increase
Sales growth
rate
17%
- 24%
23% Increase
Enterprise
value to gross
profit multiple
7.2x
- 12.3x
9.0x Increase
Gross profit
growth rate
17%
- 25%
24% Increase
Enterprise
value to
net income
multiple
13.2x 13.2x Increase
Book value per
share multiple
2.1x 2.1x Increase
Discount
for lack of
recoverability
-# -# -#
Discount
to public
company
multiples
13%
- 40%
28% Decrease
Discount for
origination
fees
1% 1% Decrease

T. ROWE PRICE Growth Stock Fund

Investments
in Securities Value (000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
carried interest
liability
10% 10% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 1,405,284 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
Valuation
—# —# —#
Discount for
uncertainty
20% 20% Decrease
Market
comparable
Enterprise
value to sales
multiple
3.4x
– 30.7x
13.5x Increase
Sales growth
rate
17%
- 111%
61% Increase
Enterprise
value to gross
profit multiple
7.2x
- 23.2x
20.0x Increase
Gross profit
growth rate
17%
- 45%
43% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Enterprise
value to
EBITDA
multiple
13.4x 13.4x Increase

T. ROWE PRICE Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments
in Securities Value (000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium
to public
company
multiples
46%-
92%
59% Increase
Cost of capital 25% 25% Decrease
Rate of return 29%-
35%
32% Decrease
Discount
for lack of
recoverability
-# -# -#
Discount
to public
company
multiples
13%-
32%
23% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 4%-5% 5% Increase
Volatility 53%
- 58%
55% Increase

T. ROWE PRICE Growth Stock Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $138,782,000; the aggregate value of collateral was $135,094,000 and consisted of cash collateral and related investments of
$110,735,000 and U.S. government securities of $24,359,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $14,999,787,000 and
$14,689,368,000, respectively, for the six months ended June 30, 2026.

T. ROWE PRICE Growth Stock Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $23,808,099,000. Net unrealized gain aggregated $26,433,901,000 at period-end, of which $27,502,732,000 related to appreciated investments and $1,068,831,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Growth Stock Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to 0.25% of the fund’s average daily net assets up to $15 billion and 0.2125% of the fund’s average daily net assets in excess of $15 billion. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group)
applied to a graduated fee schedule, with rates ranging from 0.48% for the first
$1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was
0.28%.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue

T. ROWE PRICE Growth Stock Fund

through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2026 as indicated in the table below. At June 30, 2026, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.86% 1.11% 1.36% 0.05% 0.00%
Expense
limitation date 02/29/28 02/29/28 02/29/28 02/29/28 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(58,866)

T. ROWE PRICE Growth Stock Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $64,000 for Price Associates; $2,400,000 for T. Rowe Price
Services, Inc.; and $588,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange

T. ROWE PRICE Growth Stock Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot

T. ROWE PRICE Growth Stock Fund

be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Growth Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Growth Stock Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Growth Stock Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. In addition, the fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Growth Stock Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and first quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe). The information provided to the
Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and first quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense
Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Growth Stock Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F40-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026